Disclosure of detailed information about employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current employee benefits	$ 147,760	$ 136,299
Profit-sharing plan expense	19,757	5,064
Share-based payments	15,919	9,887
Employee share purchase plan	1,328	1,303
Defined benefit plans	10,132	12,121
Defined contribution plans	2,443	1,061
Past service costs	10,442	0
Other post-retirement employee benefits	7,250	7,406
Termination benefits	419	1,810
Employee benefits expense	215,450	174,951
Restricted Share Unit [Member]
Statement [Line Items]
Share-based payments	12,937	7,776
Deferred Share Unit [Member]
Statement [Line Items]
Share-based payments	$ 2,982	$ 2,111